Right-of-Use Assets and Lease Liabilities – Operating Leases (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Right-of-Use Assets and Lease Liabilities [Abstract]
Present value of lease payments percentage			4.07%		12.00%
Remaining lease term	2 years 9 months 18 days		2 years 9 months 18 days		1 year
ROU asset amortization expense	$ 68,711	$ 2,544	$ 71,459	$ 5,013	$ 10,308	$ 9,893
Lease expense	$ 77,160	$ 2,700	$ 80,160	$ 5,400	$ 11,000	$ 10,550
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Liabilities, Total		Liabilities, Total		Liabilities, Total	Liabilities, Total